Segment information - Summary of Reconciliation of the Performance Indicators Presented in Segment Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Result from investments accounted for at equity	€ (0.0)	€ (0.7)
Finance costs	(9.7)	(8.7)	€ (7.4)
Finance income	3.0	0.2	0.2
Depreciation and amortization	(30.9)	(25.6)	(21.0)
Earnings before taxes (EBT)	(44.4)	(27.6)	(39.5)
Signa Sports United Group [Member]
Details Of Reconciliation Of The Performance Indicators Presented In The Segment Information [Line Items]
Segment Adjusted EBITDA total	42.6	22.3	3.6
Unallocated corporate costs	(13.6)	(6.7)	(4.7)
Acquisition related charges	(0.5)	(0.4)	(0.8)
Reorganization and restructuring costs	(7.4)	(3.2)	(0.7)
Consulting fees	(23.1)	(1.3)	(4.8)
Share-based compensation	(2.7)	(0.1)	(0.1)
Ramp-up cost	(0.8)	(0.8)	(2.8)
Other items not directly related to current operations	(0.1)	(2.5)	(1.2)
Result from investments accounted for at equity	(1.3)	(0.7)	(0.0)
Finance costs	(9.7)	(8.7)	(7.4)
Finance income	3.0	0.2	0.2
Depreciation and amortization	(30.9)	(25.6)	(21.0)
Earnings before taxes (EBT)	€ (44.4)	€ (27.6)	€ (39.5)